Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning balance at Dec. 31, 2020	$ 3,185	$ 6	$ 1,761	$ 1,281	$ 137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	186				186
Other comprehensive income (loss)	(274)			(274)
Capital contribution to parent	(235)		(235)
Dividends paid	(265)				(265)
Ending balance at Jun. 30, 2021	2,597	6	1,526	1,007	58
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	421
Other comprehensive income (loss)	5
Ending balance at Dec. 31, 2021	2,309	6	1,877	5	421
Beginning balance at Jul. 01, 2021	1,883	6	1,877	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	421				421
Other comprehensive income (loss)	5			5
Ending balance at Dec. 31, 2021	2,309	6	1,877	5	421
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	615				615
Other comprehensive income (loss)	(1,664)			(1,664)
Ending balance at Dec. 31, 2022	1,260	6	1,877	(1,659)	1,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	43				43
Other comprehensive income (loss)	334			334
Dividends paid	(575)				(575)
Ending balance at Dec. 31, 2023	$ 1,062	$ 6	$ 1,877	$ (1,325)	$ 504